LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2012, the future minimum lease payments required under the capital leases and the present value of the net minimum lease payments, are as follows:

Year Ending December 31,	Amounts
2013	$1,320
2014	610
2015	175
2016	85
2017	—
Total minimum lease payments	2,190
Less: Amount representing interest	(318)
Present value of net minimum lease payments	1,872
Less: Current maturities of capital lease obligations	(818)
Long-term capital lease obligations	$1,054

Schedule of Capital Leased Assets
Assets recorded under capital leases and included in property and equipment in the Corporation’s Balance Sheet consist of the following at December 31, 2012 and 2011:

	2012	2011
Field operating equipment	$1,934	$2,257
Vehicles	204	210
Computer equipment	274	262
Office equipment	142	56
	2,554	2,785
Less: Accumulated amortization	(580)	(73)
	$1,974	$2,712

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2012, future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) were:

2013	$2,654
2014	723
2015	259
2016	6
2017	4
Total	$3,646